RELATED PARTY TRANSACTIONS (Details - Income Statement) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Power purchase and revenue agreements	$ 601	$ 527	$ 469
Wind levelization agreement	6	8	6
Total related party revenues	607	535	475
Direct operating costs
Energy purchases	(13)	(3)	(5)
Energy marketing fee	(24)	(23)	(22)
Insurace services	(19)	(20)	(30)
Total related party direct operating costs	(56)	(46)	(57)
Management service costs	$ (82)	$ (62)	$ (48)